Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014
C000015670
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 36,480	$ 35,654	$ 34,704	$ 35,093	$ 33,346	$ 31,802	$ 33,477	$ 32,785	$ 30,936	$ 30,008	$ 28,820	$ 25,894	$ 26,227	$ 27,826	$ 28,178	$ 27,385	$ 25,883	$ 24,868	$ 24,665	$ 23,131	$ 23,575	$ 21,718	$ 23,170	$ 22,078	$ 20,981	$ 23,467	$ 24,849	$ 22,262	$ 24,152	$ 24,743	$ 28,296	$ 27,441	$ 28,618	$ 31,522	$ 31,132	$ 31,368	$ 29,057	$ 30,633	$ 29,891	$ 28,895	$ 27,084	$ 27,609	$ 25,828	$ 25,583	$ 25,461	$ 25,793	$ 24,617	$ 22,635	$ 23,301	$ 24,198	$ 22,533	$ 21,054	$ 20,128	$ 18,687	$ 16,411	$ 18,194	$ 19,475	$ 18,658	$ 18,274	$ 17,503	$ 17,215	$ 17,282	$ 17,290	$ 16,996	$ 15,873	$ 16,851	$ 16,067	$ 15,625	$ 14,919	$ 13,659	$ 15,010	$ 14,963	$ 16,409	$ 16,217	$ 15,452	$ 15,005	$ 14,865	$ 14,379	$ 14,117	$ 14,443	$ 14,852	$ 13,961	$ 13,883	$ 13,500	$ 13,184	$ 13,099	$ 12,996	$ 12,622	$ 12,605	$ 12,287	$ 11,989	$ 11,953	$ 11,445	$ 11,085	$ 10,932	$ 10,725	$ 10,975	$ 10,959	$ 10,901	$ 10,352	$ 10,509	$ 10,249	$ 10,347	$ 9,719	$ 9,942	$ 10,695	$ 10,852	$ 10,732	$ 9,876	$ 10,160	$ 10,881	$ 10,565	$ 10,732	$ 10,427	$ 10,445	$ 10,496	$ 9,789	$ 9,895	$ 10,003	$ 9,662	$ 9,425
C000015673
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 35,598	34,821	33,914	34,321	32,633	31,149	32,809	32,157	30,360	29,473	28,328	25,470	25,814	27,410	27,775	27,013	25,548	24,566	24,378	22,878	23,336	21,513	22,968	21,897	20,827	23,310	24,699	22,142	24,038	24,644	28,207	27,372	28,565	31,489	31,121	31,382	29,091	30,688	29,965	28,987	27,191	27,736	25,966	25,741	25,634	25,987	24,821	22,838	23,527	24,450	22,783	21,301	20,377	18,934	16,639	18,461	19,772	18,956	18,582	17,808	17,527	17,609	17,630	17,341	16,206	17,214	16,425	15,986	15,272	13,994	15,390	15,354	16,850	16,661	15,884	15,434	15,300	14,808	14,546	14,892	15,326	14,414	14,346	13,960	13,642	13,569	13,471	13,094	13,086	12,765	12,463	12,436	11,913	11,546	11,396	11,189	11,455	11,448	11,396	10,830	11,001	10,737	10,848	10,197	10,437	11,233	11,408	11,288	10,395	10,700	11,467	11,142	11,326	11,011	11,037	11,100	10,358	10,477	10,599	10,245	10,000
C000144535
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 39,813	38,901	37,853	38,268	36,352	34,662	36,476	35,716	33,691	32,674	31,372	28,180	28,533	30,268	30,641	29,773	28,131	27,024	26,796	25,122	25,599	23,575	25,147	23,952	22,757	25,448	26,939	24,127	26,169	26,802	30,644	29,708	30,975	34,110	33,678	33,927	31,419	33,116	32,304	31,223	29,257	29,816	27,885	27,616	27,477	27,827	26,554	24,409	25,118	26,080	24,280	22,680	21,678	20,119	17,664	19,578	20,952	20,069	19,652	18,816	18,500	18,569	18,574	18,251	17,041	18,085	17,241	16,761	15,999	14,645	16,089	16,035	17,579	17,369	16,546	16,064	15,910	15,386	15,100	15,445	15,879	14,921	14,836	14,423	14,080	13,987	13,872	13,470	13,449	13,106	12,785	12,742	12,197	11,811	11,645	11,422	11,684	11,664	11,599	11,013	11,176	10,898	10,999	10,328	10,564	11,360	11,526	11,396	10,485	10,790	11,555	11,217	11,392	11,069	11,089	11,150	10,400	10,508	10,620	10,254	10,000
C000015675
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 39,664	38,760	37,720	38,132	36,227	34,544	36,353	35,599	33,584	32,568	31,273	28,094	28,447	30,177	30,553	29,690	28,054	26,949	26,723	25,055	25,532	23,515	25,086	23,897	22,705	25,390	26,881	24,076	26,114	26,748	30,584	29,652	30,918	34,050	33,623	33,871	31,370	33,064	32,256	31,174	29,217	29,775	27,847	27,582	27,441	27,794	26,523	24,381	25,094	26,055	24,258	22,661	21,660	20,105	17,653	19,565	20,938	20,058	19,641	18,807	18,492	18,564	18,568	18,249	17,038	18,084	17,239	16,762	16,001	14,648	16,093	16,039	17,585	17,376	16,554	16,071	15,918	15,395	15,109	15,457	15,891	14,934	14,849	14,435	14,094	14,002	13,888	13,487	13,465	13,122	12,802	12,759	12,215	11,828	11,662	11,440	11,703	11,683	11,618	11,032	11,196	10,917	11,019	10,348	10,584	11,381	11,547	11,416	10,504	10,804	11,569	11,230	11,406	11,079	11,095	11,147	10,395	10,504	10,617	10,253	10,000
C000015676
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 3,962,188	3,871,893	3,767,730	3,809,026	3,618,574	3,450,620	3,631,518	3,556,015	3,354,470	3,253,389	3,124,047	2,806,299	2,841,636	3,014,301	3,051,936	2,965,748	2,802,564	2,692,243	2,669,546	2,502,915	2,550,606	2,349,212	2,505,934	2,387,177	2,268,152	2,536,158	2,685,139	2,405,097	2,608,642	2,672,033	3,055,051	2,962,239	3,089,020	3,401,693	3,359,235	3,384,044	3,134,200	3,303,603	3,222,911	3,115,155	2,919,439	2,975,322	2,782,865	2,756,051	2,742,268	2,777,602	2,650,673	2,436,496	2,507,810	2,604,000	2,424,413	2,264,966	2,164,985	2,009,565	1,764,351	1,955,784	2,092,961	2,004,826	1,963,282	1,879,999	1,848,517	1,855,662	1,856,108	1,824,180	1,703,163	1,807,880	1,723,258	1,675,700	1,599,562	1,464,256	1,608,896	1,603,512	1,758,114	1,737,347	1,655,046	1,606,973	1,591,590	1,539,287	1,510,828	1,545,440	1,588,898	1,493,137	1,484,752	1,443,504	1,409,306	1,398,730	1,387,625	1,347,787	1,346,024	1,312,180	1,280,451	1,276,220	1,221,751	1,183,148	1,166,436	1,144,324	1,170,501	1,168,712	1,162,209	1,103,513	1,119,935	1,091,969	1,102,212	1,035,062	1,058,638	1,138,308	1,154,910	1,141,822	1,050,500	1,080,601	1,157,091	1,123,209	1,140,659	1,107,940	1,109,685	1,114,920	1,039,448	1,050,500	1,061,710	1,025,285	1,000,000
DWS Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,257	33,540	32,763	32,293	31,259	29,853	31,180	30,211	28,663	28,269	26,939	24,638	25,248	26,493	26,965	26,069	24,419	24,306	24,009	23,272	23,840	22,342	23,721	22,504	20,833	22,957	23,874	21,840	23,836	23,872	26,208	25,353	26,068	27,626	26,550	26,911	25,165	26,377	25,635	25,113	24,499	24,384	23,138	22,294	21,666	21,846	20,960	18,752	19,215	19,944	18,581	17,553	17,173	16,312	14,408	16,602	18,080	18,060	17,553	16,914	16,563	16,281	16,585	16,331	15,260	16,298	15,666	15,398	14,893	13,742	15,119	14,817	15,946	15,885	15,356	14,844	14,749	14,381	14,333	14,666	15,225	14,432	14,273	13,851	13,540	13,258	13,217	12,960	12,870	12,708	12,575	12,567	12,099	11,860	11,641	11,200	11,423	11,414	11,398	10,980	10,955	10,767	10,709	10,011	10,015	10,584	10,778	10,743	9,939	10,219	10,873	10,667	10,871	10,731	10,655	10,789	10,200	10,488	10,513	10,244	10,000
DWS Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,257	33,540	32,763	32,293	31,259	29,853	31,180	30,211	28,663	28,269	26,939	24,638	25,248	26,493	26,965	26,069	24,419	24,306	24,009	23,272	23,840	22,342	23,721	22,504	20,833	22,957	23,874	21,840	23,836	23,872	26,208	25,353	26,068	27,626	26,550	26,911	25,165	26,377	25,635	25,113	24,499	24,384	23,138	22,294	21,666	21,846	20,960	18,752	19,215	19,944	18,581	17,553	17,173	16,312	14,408	16,602	18,080	18,060	17,553	16,914	16,563	16,281	16,585	16,331	15,260	16,298	15,666	15,398	14,893	13,742	15,119	14,817	15,946	15,885	15,356	14,844	14,749	14,381	14,333	14,666	15,225	14,432	14,273	13,851	13,540	13,258	13,217	12,960	12,870	12,708	12,575	12,567	12,099	11,860	11,641	11,200	11,423	11,414	11,398	10,980	10,955	10,767	10,709	10,011	10,015	10,584	10,778	10,743	9,939	10,219	10,873	10,667	10,871	10,731	10,655	10,789	10,200	10,488	10,513	10,244	10,000
DWS Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,257	33,540	32,763	32,293	31,259	29,853	31,180	30,211	28,663	28,269	26,939	24,638	25,248	26,493	26,965	26,069	24,419	24,306	24,009	23,272	23,840	22,342	23,721	22,504	20,833	22,957	23,874	21,840	23,836	23,872	26,208	25,353	26,068	27,626	26,550	26,911	25,165	26,377	25,635	25,113	24,499	24,384	23,138	22,294	21,666	21,846	20,960	18,752	19,215	19,944	18,581	17,553	17,173	16,312	14,408	16,602	18,080	18,060	17,553	16,914	16,563	16,281	16,585	16,331	15,260	16,298	15,666	15,398	14,893	13,742	15,119	14,817	15,946	15,885	15,356	14,844	14,749	14,381	14,333	14,666	15,225	14,432	14,273	13,851	13,540	13,258	13,217	12,960	12,870	12,708	12,575	12,567	12,099	11,860	11,641	11,200	11,423	11,414	11,398	10,980	10,955	10,767	10,709	10,011	10,015	10,584	10,778	10,743	9,939	10,219	10,873	10,667	10,871	10,731	10,655	10,789	10,200	10,488	10,513	10,244	10,000
DWS Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,257	33,540	32,763	32,293	31,259	29,853	31,180	30,211	28,663	28,269	26,939	24,638	25,248	26,493	26,965	26,069	24,419	24,306	24,009	23,272	23,840	22,342	23,721	22,504	20,833	22,957	23,874	21,840	23,836	23,872	26,208	25,353	26,068	27,626	26,550	26,911	25,165	26,377	25,635	25,113	24,499	24,384	23,138	22,294	21,666	21,846	20,960	18,752	19,215	19,944	18,581	17,553	17,173	16,312	14,408	16,602	18,080	18,060	17,553	16,914	16,563	16,281	16,585	16,331	15,260	16,298	15,666	15,398	14,893	13,742	15,119	14,817	15,946	15,885	15,356	14,844	14,749	14,381	14,333	14,666	15,225	14,432	14,273	13,851	13,540	13,258	13,217	12,960	12,870	12,708	12,575	12,567	12,099	11,860	11,641	11,200	11,423	11,414	11,398	10,980	10,955	10,767	10,709	10,011	10,015	10,584	10,778	10,743	9,939	10,219	10,873	10,667	10,871	10,731	10,655	10,789	10,200	10,488	10,513	10,244	10,000
DWS Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 3,425,678	3,353,964	3,276,305	3,229,309	3,125,853	2,985,277	3,117,953	3,021,105	2,866,320	2,826,896	2,693,909	2,463,801	2,524,824	2,649,333	2,696,503	2,606,858	2,441,935	2,430,614	2,400,865	2,327,247	2,383,975	2,234,185	2,372,120	2,250,380	2,083,299	2,295,716	2,387,383	2,183,969	2,383,595	2,387,224	2,620,848	2,535,294	2,606,829	2,762,584	2,655,040	2,691,140	2,516,525	2,637,685	2,563,492	2,511,322	2,449,933	2,438,358	2,313,805	2,229,436	2,166,645	2,184,638	2,096,027	1,875,208	1,921,546	1,994,438	1,858,062	1,755,280	1,717,304	1,631,238	1,440,841	1,660,241	1,807,984	1,806,035	1,755,343	1,691,422	1,656,319	1,628,098	1,658,474	1,633,112	1,525,982	1,629,842	1,566,577	1,539,770	1,489,343	1,374,182	1,511,879	1,481,725	1,594,561	1,588,529	1,535,616	1,484,388	1,474,851	1,438,141	1,433,270	1,466,557	1,522,451	1,443,228	1,427,316	1,385,077	1,354,021	1,325,788	1,321,654	1,295,989	1,287,003	1,270,785	1,257,490	1,256,696	1,209,865	1,186,016	1,164,145	1,119,991	1,142,265	1,141,362	1,139,848	1,098,020	1,095,539	1,076,684	1,070,860	1,001,121	1,001,465	1,058,434	1,077,824	1,074,275	993,863	1,021,870	1,087,273	1,066,712	1,087,106	1,073,067	1,065,503	1,078,939	1,020,003	1,048,811	1,051,260	1,024,439	1,000,000
DWS Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 46,145	44,874	43,958	44,719	41,894	39,528	41,279	40,565	37,974	37,050	35,479	31,991	32,453	34,320	34,631	33,502	31,358	29,991	29,698	27,798	28,132	25,967	28,120	26,895	25,409	28,146	29,521	26,357	28,625	29,306	33,331	32,076	33,499	36,644	35,886	35,668	32,824	34,772	33,519	32,449	30,534	30,962	28,989	28,500	28,506	28,719	27,456	24,906	25,782	27,055	24,524	22,772	21,822	20,449	17,813	19,757	21,200	20,737	20,129	19,274	18,746	18,744	18,888	18,471	17,284	18,450	17,652	17,164	16,571	15,204	16,634	16,459	18,076	17,975	17,044	16,557	16,400	15,711	15,656	16,098	16,531	15,438	15,318	14,867	14,312	14,129	13,874	13,515	13,551	13,207	12,912	12,764	12,255	11,856	11,711	11,461	11,737	11,694	11,753	11,223	11,267	11,053	11,154	10,450	10,454	11,072	11,237	11,206	10,317	10,579	11,263	10,894	11,089	10,935	10,881	11,006	10,318	10,478	10,589	10,264	10,000
DWS Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 46,145	44,874	43,958	44,719	41,894	39,528	41,279	40,565	37,974	37,050	35,479	31,991	32,453	34,320	34,631	33,502	31,358	29,991	29,698	27,798	28,132	25,967	28,120	26,895	25,409	28,146	29,521	26,357	28,625	29,306	33,331	32,076	33,499	36,644	35,886	35,668	32,824	34,772	33,519	32,449	30,534	30,962	28,989	28,500	28,506	28,719	27,456	24,906	25,782	27,055	24,524	22,772	21,822	20,449	17,813	19,757	21,200	20,737	20,129	19,274	18,746	18,744	18,888	18,471	17,284	18,450	17,652	17,164	16,571	15,204	16,634	16,459	18,076	17,975	17,044	16,557	16,400	15,711	15,656	16,098	16,531	15,438	15,318	14,867	14,312	14,129	13,874	13,515	13,551	13,207	12,912	12,764	12,255	11,856	11,711	11,461	11,737	11,694	11,753	11,223	11,267	11,053	11,154	10,450	10,454	11,072	11,237	11,206	10,317	10,579	11,263	10,894	11,089	10,935	10,881	11,006	10,318	10,478	10,589	10,264	10,000
DWS Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 46,145	44,874	43,958	44,719	41,894	39,528	41,279	40,565	37,974	37,050	35,479	31,991	32,453	34,320	34,631	33,502	31,358	29,991	29,698	27,798	28,132	25,967	28,120	26,895	25,409	28,146	29,521	26,357	28,625	29,306	33,331	32,076	33,499	36,644	35,886	35,668	32,824	34,772	33,519	32,449	30,534	30,962	28,989	28,500	28,506	28,719	27,456	24,906	25,782	27,055	24,524	22,772	21,822	20,449	17,813	19,757	21,200	20,737	20,129	19,274	18,746	18,744	18,888	18,471	17,284	18,450	17,652	17,164	16,571	15,204	16,634	16,459	18,076	17,975	17,044	16,557	16,400	15,711	15,656	16,098	16,531	15,438	15,318	14,867	14,312	14,129	13,874	13,515	13,551	13,207	12,912	12,764	12,255	11,856	11,711	11,461	11,737	11,694	11,753	11,223	11,267	11,053	11,154	10,450	10,454	11,072	11,237	11,206	10,317	10,579	11,263	10,894	11,089	10,935	10,881	11,006	10,318	10,478	10,589	10,264	10,000
DWS Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 46,145	44,874	43,958	44,719	41,894	39,528	41,279	40,565	37,974	37,050	35,479	31,991	32,453	34,320	34,631	33,502	31,358	29,991	29,698	27,798	28,132	25,967	28,120	26,895	25,409	28,146	29,521	26,357	28,625	29,306	33,331	32,076	33,499	36,644	35,886	35,668	32,824	34,772	33,519	32,449	30,534	30,962	28,989	28,500	28,506	28,719	27,456	24,906	25,782	27,055	24,524	22,772	21,822	20,449	17,813	19,757	21,200	20,737	20,129	19,274	18,746	18,744	18,888	18,471	17,284	18,450	17,652	17,164	16,571	15,204	16,634	16,459	18,076	17,975	17,044	16,557	16,400	15,711	15,656	16,098	16,531	15,438	15,318	14,867	14,312	14,129	13,874	13,515	13,551	13,207	12,912	12,764	12,255	11,856	11,711	11,461	11,737	11,694	11,753	11,223	11,267	11,053	11,154	10,450	10,454	11,072	11,237	11,206	10,317	10,579	11,263	10,894	11,089	10,935	10,881	11,006	10,318	10,478	10,589	10,264	10,000
DWS Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 4,614,529	$ 4,487,399	$ 4,395,843	$ 4,471,912	$ 4,189,413	$ 3,952,779	$ 4,127,866	$ 4,056,455	$ 3,797,372	$ 3,704,964	$ 3,547,858	$ 3,199,119	$ 3,245,324	$ 3,431,968	$ 3,463,062	$ 3,350,195	$ 3,135,755	$ 2,999,063	$ 2,969,763	$ 2,779,750	$ 2,813,160	$ 2,596,729	$ 2,812,007	$ 2,689,457	$ 2,540,943	$ 2,814,563	$ 2,952,083	$ 2,635,739	$ 2,862,480	$ 2,930,610	$ 3,333,124	$ 3,207,648	$ 3,349,931	$ 3,664,431	$ 3,588,559	$ 3,566,752	$ 3,282,442	$ 3,477,185	$ 3,351,863	$ 3,244,922	$ 3,053,361	$ 3,096,185	$ 2,898,945	$ 2,849,982	$ 2,850,642	$ 2,871,891	$ 2,745,617	$ 2,490,600	$ 2,578,159	$ 2,705,450	$ 2,452,383	$ 2,277,179	$ 2,182,157	$ 2,044,876	$ 1,781,296	$ 1,975,652	$ 2,120,030	$ 2,073,673	$ 2,012,940	$ 1,927,433	$ 1,874,585	$ 1,874,352	$ 1,888,818	$ 1,847,109	$ 1,728,408	$ 1,844,960	$ 1,765,208	$ 1,716,355	$ 1,657,066	$ 1,520,403	$ 1,663,420	$ 1,645,937	$ 1,807,584	$ 1,797,538	$ 1,704,350	$ 1,655,743	$ 1,639,953	$ 1,571,090	$ 1,565,620	$ 1,609,765	$ 1,653,111	$ 1,543,772	$ 1,531,846	$ 1,486,681	$ 1,431,225	$ 1,412,855	$ 1,387,422	$ 1,351,500	$ 1,355,070	$ 1,320,728	$ 1,291,198	$ 1,276,434	$ 1,225,531	$ 1,185,579	$ 1,171,082	$ 1,146,144	$ 1,173,706	$ 1,169,428	$ 1,175,267	$ 1,122,293	$ 1,126,718	$ 1,105,255	$ 1,115,441	$ 1,044,967	$ 1,045,413	$ 1,107,227	$ 1,123,717	$ 1,120,572	$ 1,031,734	$ 1,057,904	$ 1,126,303	$ 1,089,362	$ 1,108,897	$ 1,093,505	$ 1,088,056	$ 1,100,573	$ 1,031,798	$ 1,047,843	$ 1,058,875	$ 1,026,352	$ 1,000,000